    As filed with the Securities and Exchange Commission on March 18, 2005

                                       Securities Act Registration No.  2-27058
                                       Investment Company Act File No. 811-1519

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 50


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 28



                         State Farm Associates' Funds Trust
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               (Exact name of Registrant as Specified in Charter)


          One State Farm Plaza, Bloomington, Illinois                 61710-0001
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               (Address of Principal Executive Offices)              (Zip Code)


        Registrant's Telephone Number, including Area Code        (800) 447-4930



                                                 Alan Goldberg
                                                 Bell Boyd & Lloyd LLC
Michael L. Tipsord                               Three First National Plaza
One State Farm Plaza                             70 West Madison St., Suite 3300
Bloomington, Illinois 61710-0001                 Chicago, Illinois 60602
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                   (Names and addresses of agents for service)
                               ------------------

                 ----------------------------------------------
                 Amending Parts A, B and C, and filing exhibits
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                 It is proposed that this filing will become effective:
                          [ ] immediately upon filing pursuant to rule 485(b)
                          [X] on April 1, 2005 pursuant to rule 485(b)
                          [ ] 60 days after filing pursuant to rule 485(a)(1)
                          [ ] on May 1, 2003 pursuant to rule 485(a)(1)
                          [ ] 75 days after filing pursuant to rule 485(a)(2)
                          [ ] on ___________ pursuant to rule 485(a)(2)


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     EXPLANATORY NOTE

     This Post-Effective Amendment No. 50 under the Securities Act of 1933 (the "1933 Act") to the Registration Statement of State Farm Mutual Fund Trust hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 49 under the 1933 Act which was filed on January 18, 2005. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 49 until April 1, 2005.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Associates' Fund Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 18th day of March 2005.

                                         STATE FARM MUTUAL FUND TRUST

                                        By:  /s/ Edward B. Rust, Jr.
                                             ----------------------------------
                                                 Edward B. Rust, Jr.
                                                 Trustee and President

      Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

    SIGNATURE                         TITLE                                DATE
    ---------                         -----                                ----
Edward B. Rust, Jr.        Trustee and President                       March 18, 2005

*Michael L. Tipsord        Trustee, Senior Vice President and
                            Treasurer                                  March 18, 2005

*Thomas M. Mengler         Trustee                                     March 18, 2005

*James A. Shirk            Trustee                                     March 18, 2005

*Donald A. Altorfer        Trustee                                     March 18, 2005

*Victor J. Boschini        Trustee                                     March 18, 2005

*David L. Vance            Trustee                                     March 18, 2005

                                                    *By: /s/  David Moore
                                                         -----------------------
                                                              David Moore
                                                              Attorney-In-Fact
                                                              March 18, 2005

        *Powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference from post-effective amendment number 49 on Form N-1A, No. 2-27058 filed January 18, 2005.